Earnings/ (Loss) per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
(Loss)/ Earnings Per Share
Partnership's Net income	$ 13,394	$ 2,824
Less:
General Partner's interest in Net Income	8	(3)
Net income/(loss) attributable to common unitholders	$ 7,605	$ (2,954)
Weighted average number of common units outstanding, basic and diluted	35,490,000	35,490,000
Earnings/ (Losses) per common unit, basic and diluted	$ 0.21	$ (0.08)
Series A Preferred
(Loss)/ Earnings Per Share
Partnership's Net income	$ 3,375	$ 3,375
Series B Preferred
(Loss)/ Earnings Per Share
Partnership's Net income	$ 2,406	$ 2,406